UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  28-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Financial Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

     Christopher Reed     New York, New York/USA     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     24

Form13F Information Table Value Total:     $274,815 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    14686   229472 SH       SOLE                   229472
AMERICAN TOWER CORP            CL A             029912201    15392   353520 SH       SOLE                   353520
BE AEROSPACE INC               COM              073302101    12234   294804 SH       SOLE                   294804
CISCO SYS INC                  COM              17275R102    18509   558506 SH       SOLE                   558506
CROWN CASTLE INTL CORP         COM              228227104    10600   260901 SH       SOLE                   260901
CROWN HOLDINGS INC             COM              228368106     8570   376520 SH       SOLE                   376520
DEERE & CO                     COM              244199105     6679    45000 SH       SOLE                    45000
DST SYS INC DEL                COM              233326107    24113   281002 SH       SOLE                   281002
ELECTRONIC ARTS INC            COM              285512109     4482    80000 SH       SOLE                    80000
FIDELITY NATL INFORMATION SV   COM              31620M106    11993   270291 SH       SOLE                   270291
FLUOR CORP NEW                 COM              343412102     6479    45000 SH       SOLE                    45000
FOSTER WHEELER LTD             SHS NEW          G36535139    12561    95682 SH       SOLE                    95682
GOODYEAR TIRE & RUBR CO        COM              382550101    14022   461106 SH       SOLE                   461106
GOOGLE INC                     CL A             38259P508     9644    17000 SH       SOLE                    17000
HORIZON LINES INC              COM              44044K101    16914   554003 SH       SOLE                   554003
MOSAIC CO                      COM              61945A107     8028   150000 SH       SOLE                   150000
NII HLDGS INC                  CL B NEW         62913F201     5747    70000 SH       SOLE                    70000
NRG ENERGY INC                 COM NEW          629377508    16655   393821 SH       SOLE                   393821
POTASH CORP SASK INC           COM              73755L107     7928    75000 SH       SOLE                    75000
PRECISION CASTPARTS CORP       COM              740189105     8879    60000 SH       SOLE                    60000
QUALCOMM INC                   COM              747525103     6578   155687 SH       SOLE                   155687
SBA COMMUNICATIONS CORP        COM              78388J106     9290   263335 SH       SOLE                   263335
SOHU COM INC                   COM              83408W103     7731   205000 SH       SOLE                   205000
TITAN INTL INC ILL             COM              88830M102    17101   535747 SH       SOLE                   535747